Investment Portfolio by Major Security Type (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Net unsettled security transactions offset in other liabilities	$ 61,300,000
Net unsettled security transactions offset in other assets		90,900,000
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 1,800,000,000	$ 1,400,000,000